Stockholders' equity (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2009
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock				$ 1,500,000
Common stock repurchased during period				134,000
Preferred stock authorized for sale	$ 100,000